REX-OSPREY™ ETH+Staking ETF

Consolidated Schedule of Investments					April 30, 2026 (unaudited)

				Shares	Value
84.22%	EXCHANGE TRADED PRODUCTS
	CoinShares Ethereum Staking ETP(A)			11,080	$754,659
	WisdomTree Physical Ethereum(A)			33,930	758,166

	TOTAL EXCHANGE TRADED PRODUCTS				1,512,825
	(Cost: $2,518,675)

				Quantity	Value
14.02%	CRYPTO CURRENCIES(B)	`
	Ethereum(A)			111	$251,772
	(Cost: $393,121)

				Shares	Value
0.74%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 3.576%(C)			13,210	$13,210
	(Cost: $13,210)

98.98%	TOTAL INVESTMENTS				1,777,807
	(Cost: $2,925,006)

1.02%	Other assets, net of liabilities				18,389
100.00%	NET ASSETS				$1,796,196

	(A)Non-income producing
	(B)All or a portion of these investments are a holding of the REX-OspreyTM ETH + Staking ETF (Cayman) Portfolio S.P. subsidiary.
	(C)Effective 7 day yield as of April 30, 2026.

	See Notes to Schedule of Investments.

(159.60%)	REPURCHASE AGREEMENTS(D)
	Broker	Interest Rate	Maturity Date	Cost	Value
	Marex Prime Services	4.18%	5/6/2026	$(2,866,694)	$(2,866,694)

(D)Repurchase agreements are agreements in which the Fund purchases securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the amount invested by the Fund, plus any accrued interest.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of April 30, 2026:

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Exchange Traded Products	$1,512,825	$-	$-	$1,512,825
Crypto Currencies	251,772	-	-	251,772
Money Market Fund	13,210	-	-	13,210
	$1,777,807	$-	$-	$1,777,807

Other Financial Instruments
Repurchase Agreements	$-	$(2,866,694)	$-	$(2,866,694)

The cost of investments for Federal income tax purposes has been estimated as of April 30, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $58,317 and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$-
			Gross unrealized depreciation	(1,147,199)
			Net unrealized depreciation	$(1,147,199)